Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Significant Accounting Policies
Summary of estimated useful life of property, plant and equipment

Depreciable Life - Years
Commercial production equipment	5 years
Laboratory equipment	5 years
Furniture and fixtures	5-7 years
Computer equipment	3-5 years
Leasehold improvements	Lesser of asset life or lease term